Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue	$ 6.9	$ 7.8
Percentage of revenue represented by each customer	21.00%	16.00%	10.00%
Major Customer One | Accounts Receivable Member
Percentage of revenue represented by each customer	30.00%	22.00%